Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and contingencies
Lessee Operating Lease Liability Aggregate Minimum Lease Payments

As of
December 31,
2020
RMB
Within one year	4,771
Total	4,771